Property, Plant and Equipment - Summary of Cost Evolution for Exploratory Wells in Evaluation Stage (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	$ 16,003	$ 16,413
Amount at end of year	17,510	16,003	$ 16,413
Disclosure of Property plant and Equipment Cost evolution for the exploratory wells in evaluation stage [member]
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	19	30	141
Additions pending the determination of proved reserves	20	6	1
Decreases charged to exploration expenses	(3)		(16)
Reclassifications to mineral property, wells and related equipment with proved reserves	(21)	(17)	(96)
Amount at end of year	$ 15	$ 19	$ 30